ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS (DETAILS 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cashflow arising from disposal of KTL:
Net cash inflow from disposal of subsidiaries	$ 0	$ 0	$ 168
Ktl [Member]
Cashflow arising from disposal of KTL:
- Cash proceeds received from disposal			208
- Cash and cash equivalents disposed			(40)
Net cash inflow from disposal of subsidiaries			$ 168